Prepaid Expense And Other Current Asset - Additional Information (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Increase in recovery of future customer compensation costs	$ 7,947